General Information and Basis of Presentation - Summary of Percentage of Company's Revenues (Detail) - Revenue Benchmark [Member] - Revenue from Rights Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	21.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	10.00%	0.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	0.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	0.00%	0.00%